Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Basis of preparation
3.1	Basis of preparation

Applied IFRS

The consolidated financial statements of ADSE have been prepared in accordance and in conformity with the International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB). The term IFRS also includes all valid International Accounting Standards (IAS) as well as the interpretations of the International Financial Reporting Interpretation Committee (IFRIC). These consolidated financial statements cover the financial year from January 01, 2022 to December 31, 2022 (comparison period: financial year January 01, 2021, to December 31, 2021, and financial year January 01, 2020 to December 31, 2020). Comparable information in the financial statements for the comparison period from January 01, 2021, to December 31, 2021, is represented by the consolidated financial statements of ADSE Holdco. Comparable information in the financial statements for the comparison period from January 01, 2020, to December 31, 2020, is represented by the annual financial statements of ADSE GM. The accounting policies applied in these consolidated financial statements are the same as those applied in the comparison period as at and for the year ended December 31, 2021. Other accounting standards issued by the IASB that are not yet applied or that become effective in the future are not expected to have any material impact on the consolidated financial statements.

Principles of presentation

The reporting period corresponds to the calendar year. The consolidated financial statements are presented in Euro, which is ADSE’s functional currency. All amounts have been rounded to the nearest thousand, unless otherwise indicated. In some cases, rounding could mean that values in this report do not add up to the exact sum given or percentages do not equal the values presented.

Presentation in the consolidated financial statements differentiate between current and non-current assets and liabilities. Assets and liabilities are generally classified as current if they are expected to be realized or settled within one year. Deferred tax assets and liabilities are generally presented as non-current items. The consolidated statement of comprehensive income is presented using the cost-of-sales method.

ADSE has prepared the consolidated financial statements on a going concern basis, which assumes that ADSE will be able to discharge its liabilities. Management has a reasonable expectation that ADSE has and will have adequate resources to continue in operational existence for the foreseeable future. For further information also refer to note 1.4.

ADSE operates its business based on its two operating segments (Europe and North America) which also form the basis for segment reporting (see note 5).

The consolidated financial statements were authorized by management on May 10, 2023.

Principles of measurement

The consolidated financial statements have been prepared on the historical-cost basis unless otherwise indicated. A corresponding explanation is provided in the context of the respective accounting policies.

Principles of consolidation

The consolidated financial statements comprise the statement of ADSE Holdco, its subsidiaries and associates as at December 31, 2022. Subsidiaries are entities controlled by ADSE Holdco. An entity is controlled if ADSE Holdco is exposed to variable returns from its involvement within the entity and has entitlements to these. Control also exists if the parent company has the ability to affect the returns through its power over the entity. In assessing control, potential voting rights that currently are exercisable are considered. The annual financial statements of subsidiaries and associates are included in the consolidated financial statements from the date that control commences until the date that control ceases. The accounting policies of subsidiaries and associates have been changed when necessary to align them with the policies adopted by ADSE. Internal Group profits and losses, expenses, and revenues as well as receivables and liabilities are eliminated
New accounting standards and interpretations
3.2	New accounting standards and interpretations

ADSE applied all the effective standards and interpretations issued by the IASB and the IFRIC for preparation of the consolidated financial statements if their application was required for annual periods beginning on or after January 01, 2022. However, none of the new accounting standards are expected to impact ADSE as they are either not relevant to ADSE’s activities or require accounting which is inconsistent with ADSE’s current accounting policies.

New accounting standards and amendments to standards or interpretations effective as of January 01, 2022:

Standard	Name	Effective date
IAS 16	Property, plant and equipment: Proceeds before in-tended use - Amendments to IAS 16	Jan. 01, 2022
IAS 37	Amendments to IAS 37: Onerous contracts - cost of fulfilling a contract	Jan. 01, 2022
IAS 41, IFRS 1, IFRS 9, IFRS 16 Annual improvements 2018 - 2020	Annual improvements to IAS 41 - Agriculture, IFRS 1 - First-time adoption of IFRS, IFRS 9 - Financial instruments, IFRS 16 - Leases	Jan. 01, 2022
IFRS 3	Amendments to IFRS 3: Reference to the conceptual framework	Jan. 01, 2022

The standards and amendments to standards and interpretations below have been published by the IASB but are not mandatorily effective for annual periods beginning on or after January 01, 2022 and therefore have not been early adopted in these consolidated financial statements by ADSE.

Standard	Name	Effective date
IFRS 17	Insurance contracts	Jan. 01, 2023
IAS 8	Amendments to IAS 8 – Accounting policies, changes in accounting estimates and errors: Definition of accounting estimates	Jan. 01, 2023
IAS 12	Amendments to IAS 12: Income Taxes: Deferred tax related to assets and liabilities arising from a single transaction	Jan. 01, 2023
IFRS 16	Amendments to IFRS 16 – Leases: Liability in a sale and leaseback	Jan. 01, 2024
IAS 1	Amendments to IAS 1: Presentation of financial statements: Classification of liabilities as current or non-current	Jan. 01, 2024
IAS 1	Amendments to IAS 1: Presentation of financial statements: Non-current liabilities with covenants	Jan. 01, 2024

Significant accounting policies
3.3	Significant accounting policies

Revenue from contracts with customers
3.3.1	Revenue from contracts with customers

ADSE develops, produces, and distributes battery storage and charging solutions for different areas of applications. ADSE is already generating revenues from its products in the field of highly efficient battery storage solutions and ultra-high power rapid charging systems. The product portfolio ranges from the field “residential” which includes small storage solutions, to the field “industrial” including power ranges up to multiple MW/MWh, as well as to the field “charging” which provides charging solutions for the expansion of the eMobility infrastructure at power-limited network points. Additionally, ADSE provides its customers with software solutions regarding intelligent controlling and monitoring of battery storage solutions. Other revenues include for example separately acquirable service contracts or maintenance services.

Revenue is measured based on the consideration to which ADSE expects to be entitled in a contract with a customer and excludes amounts collected on behalf of third parties. If a contract with a customer contains more than one performance obligation the transaction price is allocated to each performance obligation on a relative-stand-alone selling price basis. ADSE has generally concluded that it acts as the principal in its revenue arrangements because it typically controls the goods or services before transferring them to the customer.

In the contracts with customers, ADSE usually promises to fulfill one performance obligation, the delivery of a promised good. In some cases, there can also be contracts with either a series of separate performance obligations (serial delivery of products) or two promises in a contract (development services and delivery of products) that are combined into one performance obligation.

According to IFRS 15, ADSE recognizes revenue when it transfers the control of a good or service to a customer. The decision if control is transferred at a point in time or over a period of time requires discretionary decisions. Revenue from the delivery of products is recognized at a point in time. Revenue from development activities in combination with the delivery of products is recognized over time over the term of the contract.

Most of revenue from contracts with customers recognized by ADSE is made within the revenue stream “Charging” (see Note 4.1.1 for more information). This revenue stream mainly includes the production and delivery of ChargeBox (CBX) and ChargePost (CPT). Revenue for the CBX and CPT is recognized once the product is transferred to the customer. For the years ended December 31, 2021, and December 31, 2020, revenue for the CBX also includes development cost contributions made by the customer. These cost contributions are also recognized in accordance with the delivery of the CBX. Additionally, for the year ended December 31, 2020, the revenue stream “Charging” includes the delivery of a Chargetrailer system in the form of a truck trailer. The revenue for the truck trailer is recognized over time. The stage of completion for each contract is determined by the ratio of costs incurred to expected total costs (cost-to-cost method).

Further information on the nature and timing of the settlement of performance obligations arising from contracts with customers, including significant terms and conditions of payment, and the related revenue recognition principles are described in note 4.1.1.

A significant number of contracts are negotiated on a bill and hold basis. In such arrangements revenue is recognized even though ADSE still has physical possession only if:

●	the arrangement is substantive (i.e. requested by the customer),

●	the finished goods have been identified separately as belonging to the customer,

●	the product is ready for physical transfer to the customer, and

●	ADSE does not have the ability to use the product to direct it to another customer.

Financial expenses
3.3.2	Financial expenses
Finance cost of ADSE includes interest expense from loans and borrowings. Interest expense is recognized in the financial statement of the period in which it is incurred.
Intangible assets
3.3.3	Intangible assets

Separately acquired intangible Assets

Intangible assets with finite useful lives that are acquired separately are carried at cost less accumulated amortization and accumulated impairment losses. Amortization is recognized on a straight-line basis over their estimated useful lives. The estimated useful life and amortization method are reviewed at the end of each reporting period, with the effect of any changes in estimate being accounted for on a prospective basis. Intangible assets with indefinite useful lives that are acquired separately are carried at cost less accumulated impairment losses.

An intangible asset shall be derecognized on disposal or when no further economic benefits are expected from its use or disposal. The gain or loss arising from derecognition of an intangible asset, measured as the difference between the net disposal proceeds and the carrying amount of the asset, are recognized in the income statement when the asset is derecognized. This is recognized under other income or other expenses.

Subsequent expenditure is capitalized only when it increases the future economic benefits embodied in the specific asset to which it relates. All other expenditure, including expenditure on internally generated goodwill and brands, is recognized in profit or loss as incurred.

Internally generated intangible assets

In developing highly efficient battery storage solutions and high-power-charging systems for electric vehicles, ADSE is incurring significant research and development costs.

Expenditure on research activities is recognized in profit or loss as incurred.

An internally generated intangible asset arising from development (this is essentially the case for software applications) is recognized if, and only if, all of the following conditions have been demonstrated:

●	the technical feasibility of completing the intangible asset so that it will be available for use or sale;

●	the intention to complete the intangible asset and use or sell it;

●	the ability to use or sell the intangible asset;

●	how the intangible asset will generate probable future economic benefits;

●	the availability of adequate technical, financial and other resources to complete the development and to use or sell the intangible asset; and

●	the ability to measure reliably the expenditure attributable to the intangible asset during its development.

The amount initially recognized for internally generated intangible assets is the sum of the expenditure incurred from the date when the intangible asset first meets the recognition criteria listed above. Where no internally generated intangible asset can be recognized, development expenditure is recognized in profit or loss in the period in which it is incurred.

Subsequent to initial recognition, internally generated intangible assets are reported at cost less accumulated amortization and accumulated impairment losses, on the same basis as intangible assets that are acquired separately.

An intangible asset is derecognized on disposal, or when no future economic benefits are expected from use or disposal. Gains or losses arising from derecognition of an intangible asset, measured as the difference between the net disposal proceeds and the carrying amount of the asset and are recognized in profit or loss when the asset is derecognized. This is recognized under other income or other expenses.

ADSE has already carried out successful research and development projects from which a work result in the form of a tangible or intangible asset has arisen. The management of ADSE recognizes an interest for the supply of ultra-high charging stations in limited-power distribution grids. The self-developed technology for ultra-high charging has already reached market maturity and is actively marketed. Consequently, ADSE has capitalized development costs regarding the technology in its CBX. The product resulting from the development performance is considerably more space-saving compared to conventional products of this type and is future-proof in the field of electromobility due to its compatibility with high-voltage areas.

ADSE developed the product ChargeTrailer, a powerful mobile ultra-high-power charging system in the form of a truck trailer. The product resulting from the development performance has a much higher charging power compared to conventional products of this type and is also future-proof due to the variable current and voltage ranges. ADSE has not capitalized development costs as the product was specifically designed for one customer.

In addition, ADSE has capitalized development costs regarding the self-developed technology for ultra-high charging in its CPT. The product is a battery-buffered ultra-fast charging station and is able to offer ultra-high charging capacity even if the power grid does not provide the desired power. CPT enables off-grid charging and takes ultra-fast charging to a higher level.

ADSE continues to pursue the consistent development of products in the field of highly efficient battery storage solutions and ultra-high power rapid charging systems. ADSE aims to be a pioneer in its business field through the research and development activities. The costs for the development of specific products will be capitalized when the criteria for the recognition as an intangible asset are fulfilled.

The estimated useful lives for current and comparative periods are as follows:

Useful life in years
Software	3
ChargeBox (CBX)	7
ChargePost (CPT)	7

Leases
3.3.4	Leases

ADSE as a lessee

At inception of a contract, ADSE assesses whether a contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

ADSE recognizes a right-of-use asset and a lease liability at the lease commencement date. None of the leasing contracts started before the date of transition. The right-of-use asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus, if applicable, any initial direct costs incurred and an estimate of costs to dismantle and remove the underlying asset or to restore the underlying asset or the site on which it is located, less any lease incentives received.

The right-of-use asset is subsequently depreciated using the straight-line method from the commencement date to the end of the lease term unless the lease transfers ownership of the underlying asset to ADSE by the end of the lease term or the cost of the right-of-use asset reflects that ADSE will exercise a purchase option. In that case the right-of-use asset will be depreciated over the useful life of the underlying asset, which is determined on the same basis as those of property and equipment. In addition, the right-of-use asset is periodically reduced by impairment losses, if any, and adjusted for certain remeasurements of the lease liability.

The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, ADSE’s incremental borrowing rate.

ADSE determines its incremental borrowing rate by obtaining interest rates from external financing sources and makes certain adjustments to reflect the terms of the lease and type of the asset leased.

Lease payments included in the measurement of the lease liability comprise the following:

●	fixed payments, including in-substance fixed payments;

●	variable lease payments that depend on an index or a rate, initially measured using the index or rate as at the commencement date;

●	amounts expected to be payable under a residual value guarantee; and

●	the exercise price under a purchase option that ADSE is reasonably certain to exercise, lease payments in an optional renewal period if ADSE Energy is reasonably certain to exercise an extension option, and penalties for early termination of a lease unless ADSE is reasonably certain not to terminate early.

The lease liability is measured at amortized cost using the effective interest method. It is remeasured when there is a change in future lease payments arising from a change in an index or rate, if there is a change in ADSE’s estimate of the amount expected to be payable under a residual value guarantee, if ADSE changes its assessment of whether it will exercise a purchase, extension, or termination option or if there is a revised in-substance fixed lease payment.

When the lease liability is remeasured in this way, a corresponding adjustment is made to the carrying amount of the right-of-use asset or is recorded in profit or loss if the carrying amount of the right-of-use asset has been reduced to zero.

ADSE has elected not to recognize right-of-use assets and lease liabilities for leases of low-value assets and short-term leases. ADSE recognizes the lease payments associated with these leases as an expense on a straight-line basis over the lease term.

The estimated useful lives of right-of-use assets for property and vehicles for current and comparative periods are as follows:

Useful life in years
Property (Right-of-use assets)	1-10
Vehicles (Right-of-use assets)	1-4

Property, plant and equipment
3.3.5	Property, plant, and equipment

Items of property, plant, and equipment are measured at cost less accumulated depreciation and any accumulated impairment losses.

If significant parts of an item of property, plant and equipment have different useful lives, then they are accounted for as separate items (major components) of property, plant, and equipment.

Any gain or loss on disposal of an item of property, plant and equipment is recognized in profit or loss.

Subsequent expenditure is capitalized only if it is probable that the future economic benefits associated with the expenditure will flow to ADSE. All other expenditure for property, plant and equipment is recognized immediately as an expense.

Depreciation is calculated to write off the cost of items of property, plant, and equipment less their estimated residual values using the straight-line method over their estimated useful lives and is generally recognized in profit or loss.

The estimated useful lives of property, plant, and equipment for current and comparative periods are as follows:

Useful life in years
Vehicles	6
Other equipment, operating and office equipment	3-14
Technical equipment and machinery	20

Depreciation methods, useful lives and residual values are reviewed at each reporting date and adjusted if appropriate.

Property, plant, and equipment is derecognized upon disposal or when no future economic benefits are expected from the continued use of the asset. The gain or loss arising from the sale or retirement of a property, plant and equipment is determined as the difference between the proceeds from the sale and the carrying amount of the asset and is recognized in profit or loss under the other income or other expenses.

Inventories
3.3.6	Inventories

Inventories are measured at the lower of cost and net realizable value. The cost of inventories is based on the weighted average cost principle. In the case of manufactured inventories, cost includes an appropriate share of production overheads based on normal operating capacity.

The subsequent valuation of cost of raw materials and supplies, work in progress and finished goods within ADSE is assigned using the weighted average cost method. In order to ensure an appropriate measurement of inventories, ADSE performs a continuous evaluation of the lifecycle of inventories, i.e. whether inventories have not been sold or used for a long period of time and are not be expected to be sold in the future. For the determination of the net realizable value of inventories, we determine a write-off percentage based on historical and forecasted usage and sales. Based on our continuous observation of inventory trends, a write-off for obsolete inventory is applied.

Contract assets and contract liabilities
3.3.7	Contract assets and contract liabilities

A contract asset represents the right to compensation in return for goods or development services that ADSE has transferred to a customer. In addition, this right depends on something other than the expiry of a certain period. If the right to remuneration is unconditional, a receivable is recognized. A contract asset occurs, for example, if ADSE has already incurred an expense for development for a customer within the development and production of goods, but the customer's payment plan has not yet covered this expense.

The contract balance may change during the contract term between contract asset and contract liability depending on whether ADSE or the customer is behind with performance.

Due to the fact that ADSE develops and produces goods for its customers it is possible that either a contract asset, a receivable or a contract liability arises, depending on whether ADSE has an obligation to provide services to a customer for which it has already received payments or for which payment is due or vice versa. A contractual liability represents the obligation to provide development and production of goods to a customer for which ADSE has already received remuneration or for which payment is due according to the agreed payment plan. Also included in contract liabilities are performance obligations regarding extended warranties.

Cash and cash equivalents
3.3.8	Cash and cash equivalents
Cash and bank balances in the statement of financial position comprises cash on hand and cash at banks including restricted cash.
Financial instruments
3.3.9	Financial instruments

3.3.9.1	Financial assets

Recognition and initial measurement

Trade receivables are initially recognized when they are originated. Financial assets and financial liabilities are initially recognized when ADSE becomes a party to the contractual provisions of the instrument.

A financial asset (unless it is a trade receivable without a significant financing component) or financial liability is initially measured at fair value plus or minus, for an item not at fair value through profit or loss (FVTPL), transaction costs that are directly attributable to its acquisition or issue. A trade receivable without a significant financing component is initially measured at the transaction price.

Classification, subsequent measurement, impairment and derecognition

On initial recognition, a financial asset is classified as measured at: amortized cost (FAAC); at fair value through other comprehensive income (FVOCI – debt investment or FVOCI – equity investment); or at fair value through profit or loss (FVTPL).

Financial assets are not reclassified subsequent to their initial recognition unless ADSE changes its business model for managing financial assets, in which case all affected financial assets are reclassified on the first day of the first reporting period following the change in the business model.

Financial assets at amortized cost are subsequently measured using the effective interest rate method. The amortized cost is reduced by impairment losses. Interest income, foreign exchange gains and losses and impairment are recognized in profit or loss. Any gain or loss on derecognition is recognized in profit or loss.

ADSE derecognizes a financial asset when the contractual rights to the cash flows from the financial asset expire, or it transfers the rights to receive the contractual cash flows in a transaction in which substantially all of the risks and rewards of ownership of the financial asset are transferred or in which ADSE neither transfers nor retains substantially all of the risks and rewards of ownership and it does not retain control of the financial asset.

ADSE recognizes loss allowances for expected credit losses (ECLs) on:

●	financial assets measured at amortized cost, and

●	contract assets.

ADSE measures loss allowances at an amount equal to lifetime ECLs (simplified approach).

When determining whether the credit risk of a financial asset has increased significantly since initial recognition and when estimating ECLs, ADSE considers reasonable and supportable information that is relevant and available without undue cost or effort, this includes both quantitative and qualitative information and analysis.

Impairment losses for financial assets measured at amortized cost are recognized in an impairment account (loss allowance). Loss allowances are deducted from the gross carrying amount of the assets. Changes in the carrying amount of the loss allowance are recognized in profit or loss.

3.3.9.2	Financial liabilities

Recognition and initial measurement

Financial liabilities not at fair value through profit or loss (FVTPL) are initially measured at fair value plus or minus transaction costs that are directly attributable to its acquisition or issue.

Classification, subsequent measurement, and derecognition

Financial liabilities are classified as measured at amortized cost (FLAC) or FVTPL. A financial liability is classified as at FVTPL if it is classified as held-for-trading, it is a derivative or it is designated as such on initial recognition. Financial liabilities at FVTPL are measured at fair value and net gains and losses, including any interest expense, are recognized in profit or loss. They are subsequently measured at amortized cost using the effective interest method. Interest expense and foreign exchange gains and losses are recognized in profit or loss. Any gain or loss on derecognition is also recognized in profit or loss.

ADSE derecognizes a financial liability when its contractual obligations are discharged or cancelled or expire. ADSE also derecognizes a financial liability when its terms are modified and the cash flows of the modified liability are substantially different, in which case a new financial liability based on the modified terms is recognized at fair value.

Financial assets and financial liabilities are offset, and the net amount presented in the statement of financial position when, and only when, ADSE currently has a legally enforceable right to set off the amounts and it intends either to settle them on a net basis or to realize the asset and settle the liability simultaneously.

Taxes
3.3.10	Taxes

3.3.10.1	Income taxes

Income taxes are comprised of current and deferred tax based on the appropriate tax rates. Current and deferred taxes are recognized in profit or loss except to the extent that they directly relate to items recorded in equity or other comprehensive income. Income tax receivables and payables recorded comprise the status of amounts to be received, respectively to be paid in the future.

3.3.10.2	Current tax

Current tax comprises the expected tax payables or receivables on the taxable income for the year and any adjustment to the tax payables or receivables in respect of previous years. The amount of current tax payables or receivables is the best estimate of the tax amount expected to be paid or received that reflects uncertainty related to income taxes, if any. It is measured using tax rates enacted or substantively enacted at the reporting date in the countries where the Company and its subsidiaries operate and generate taxable income. During the ordinary course of the business, there are transactions and calculations for which the ultimate tax determination is uncertain. Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulation is subject to interpretation and considers whether it is probable that a taxation authority will accept an uncertain tax treatment. This assessment relies on estimated and assumptions and may involve a series of complex judgments about future events. To the extent that the final tax outcome of these matters is different that the amounts recorded, such differences will impact income tax expense in the period in which such determination is made.

Current tax assets and liabilities are offset only if certain criteria are met.

3.3.10.3	Deferred taxes

Deferred taxes are recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes.

Deferred taxes are not recognized for:

●	temporary differences on the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable profit or loss;

●	temporary differences related to investments in subsidiaries, associates, and joint arrangements to the extent that the entity is able to control the timing of the reversal of the temporary differences and it is probable that they will not reverse in the foreseeable future.

Deferred tax assets are recognized for unused tax losses and deductible temporary differences to the extent that it is probable that future taxable profits will be available against which they can be utilized. Future taxable profits are determined based on the reversal of relevant taxable temporary differences. If the amount of taxable temporary differences is insufficient to recognize a deferred tax asset in full, future taxable profits are considered, based on the business plans the entity.

Deferred tax assets are reviewed at each reporting date and are reduced if it is no longer probable that the related tax benefit will be realized. Unrecognized deferred tax assets are reassessed at each reporting date and recognized to the extent that it has become probable that future taxable profits will be available against which they can be utilized.

Deferred taxes are measured at the tax rates that are expected to be applied to temporary differences when they reverse, using tax rates enacted or substantively enacted at the reporting date, and reflects uncertainty related to income taxes, if any.

Deferred tax assets and liabilities are offset if certain criteria are met.

Share-based payments
3.3.11	Share-based payments

ADSE’s management, members of the board of directors, employees and others providing similar services to ADSE receive remuneration in the form of share-based payments, which are equity-settled transactions. ADSE’s equity-settled option plans are described in detail in note 4.3 and include restricted stock units (RSU) and non-qualified stock options (NQSO).

The costs of equity-settled transactions are determined by the fair value at grant date, using an appropriate valuation model. Share-based expenses for the respective vesting periods are recognized in general and administrative expenses, reflecting a corresponding increase in equity.

Provisions
3.3.12	Provisions

A provision is a liability of uncertain timing or amount. Provisions are recognized if ADSE has a present obligation to a third party based on a past event, an outflow of resources to settle the obligation is probable and the amount of the obligation can be reliably estimated. Provisions are discounted if the effect is material.

Provisions where the outflow of resources is likely to occur within the next year are classified as current, and all other provisions as non-current.

Provisions are determined by discounting the expected future cash flows at a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the liability. The unwinding of the discount is recognized as finance cost.

A provision for warranties is recognized when the underlying products or services are sold, based on historical warranty data and a weighting of possible outcomes against their associated probabilities.

Impairment of non-financial assets
3.3.13	Impairment of non-financial assets

At each reporting date, ADSE reviews the carrying amounts of its non-financial assets (other than inventories, contract assets and deferred tax assets) to determine whether there is any indication of impairment. If any such indication exists, then the asset’s recoverable amount is estimated.

For impairment testing, assets are grouped together into the smallest group of assets that generates cash inflows from continuing use that are largely independent of the cash inflows of other assets or cash generating units (CGU).

Typically, the CGUs are represented by the segments and the impairment test is performed at the level of this CGU. ADSE manages its operations based on two operating segments which also form the CGUs of the Company.

The recoverable amount of an asset or CGU is the greater of its value in use and its fair value less costs to sell. Value in use is based on the estimated future cash flows, discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset or CGU.

An impairment loss is recognized if the carrying amount of an asset or CGU exceeds its recoverable amount.

Impairment losses are recognized in profit or loss. They are allocated first to reduce the carrying amount of any goodwill allocated to the CGU, and then to reduce the carrying amounts of the other assets in the CGU on a pro rata basis.

An impairment loss in respect of goodwill is not reversed. For other assets, an impairment loss is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortization, if no impairment loss had been recognized.

Impairments and any triggering events did not occur in the reporting period.

Foreign currency transactions
3.3.14	Foreign currency transactions

The consolidated financial statements are presented in Euro, which is the functional and presentation currency of ADSE Holdco. Assets and liabilities of foreign operations are translated into Euro at the rate of exchange prevailing at the reporting date. The consolidated statement of comprehensive income is translated at average exchange rates. The currency translation differences are recognized in other comprehensive income or loss. Transactions in foreign currencies are initially recorded by ADSE‘s entities at their respective functional currency spot rates, at the date the transaction first qualifies for recognition. ADSE used the following exchange rates to convert the financial statements of ADSE US:

	December 31, 2022
	Spot rate	Average rate
Euro per U.S. Dollar	1.0666	1.0530

	December 31, 2021
	Spot rate	Average rate
Euro per U.S. Dollar	1.1326	1.1827

	December 22, 2021
	Spot rate	Average rate
Euro per U.S. Dollar	1.1301	-

	Sep. 15 - Dec. 31, 2021
	Spot rate	Average rate
Euro per U.S. Dollar	-	1.1478

	Dec. 23-31, 2021
	Spot rate	Average rate
Euro per U.S. Dollar	-	1.1319

	Nov. 1 - Dec. 31, 2021
	Spot rate	Average rate
Euro per U.S. Dollar	-	1.1358

Spot rate as of December 31, 2022, is used to translate the balance sheet of ADSE US.

Average rate September 15, - December 31, 2021, which corresponds to the incorporation period, is used to translate the expenses incurred by ADSE US.

Spot rate as of December 22, 2021, is used to translate the balance sheet of EUSG (USA) on the date of the merger with ADSE Holdco.

Average rate November 1 – December 31, 2021, is used to translate the USD expenses incurred by EUSG in the corresponding period.

Average rate December 23 - 31, 2021, is used to convert the USD expenses incurred by the Company in the corresponding period.

Earnings per share
3.3.15	Earnings per share

Basic earnings per share (EPS) is calculated by dividing the profit for the year attributable to ordinary equity holders of the ADSE Holdco by the weighted average number of ordinary shares outstanding during the reporting period.

Restricted stock units and non-qualified stock options have been included in the calculation of diluted weighted average number of shares outstanding. These restricted stock units and non-qualified stock options could potentially dilute basic earnings per share in the future.

Also refer to section 4.1.8 for further information on the calculation of basic and diluted earnings per share.

Fair value measurement
3.3.16	Fair value measurement

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either:

●	in the principal market for the asset or liability; or

●	in the absence of a principal market, in the most advantageous market for the asset or liability

The principal or the most advantageous market must be accessible by ADSE. The fair value of a liability reflects its non-performance risk.

The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.

A fair value measurement of a non-financial asset considers a market participant's ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use.

ADSE uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

All assets and liabilities for which fair value is measured or disclosed in the financial statements are categorized within the fair value hierarchy, described as follows, based on the lowest level input that is significant to the fair value measurement as a whole:

●	Level 1 - Quoted (unadjusted) market prices in active markets for identical assets or liabilities,

●	Level 2 - Valuation techniques for which the lowest level input that is significant to the fair value measurement is directly or indirectly observable, and

●	Level 3 - Valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable.

For assets and liabilities that are recognized in the financial statements at fair value on a recurring basis, ADSE determines whether transfers have occurred between levels in the hierarchy by re-assessing categorization (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period.

For the purpose of fair value disclosures, ADSE has determined classes of assets and liabilities on the basis of the nature, characteristics and risks of the asset or liability and the level of the fair value hierarchy, as explained above.

Government grants
3.3.17	Government grants

Government grants related to assets are deducted from the carrying amount of the asset and are recognized in earnings over the life of a depreciable asset as a reduced depreciation expense. Government grants which compensate ADSE for expenses are recognized as other operating income in the same period as the expenses themselves.

Reclassifications
3.3.18	Reclassifications

Certain prior period amounts have been reclassified to conform to current year financial statement presentation. These reclassifications had no effect on reported income (loss), comprehensive income (loss), cash flows, or shareholders’ equity as previously reported.